Vessels, Drilling Rigs, Drillships, Machinery and Equipment	12 Months Ended
Dec. 31, 2011
Vessels, Drilling Rigs, Drillships, Machinery And Equipment [Abstract]
Vessels, Drilling Rigs, Drillships, Machinery And Equipment

7. Vessels, Drilling Rigs, Drillships, Machinery and Equipment:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

Drybulk and Tanker vessels:
	Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2009	$2,372,390	($314,061)	$2,058,329
Additions/transfers from vessels under construction	43,448	-	43,448
Vessel Disposals	-75,113	12,689	-62,424
Depreciation	-	-117,799	-117,799
Vessel impairment charge	-11,880	8,292	-3,588
Balance, December 31, 2010	$2,328,845	$-410,879	$1,917,966
Additions/transfers from vessels under construction	441,155	-	441,155
Vessel Disposals	-116,600	1,157	-115,443
Vessel total constructive loss	-35,261	2,125	-33,136
Depreciation	-	-109,584	-109,584
Vessel impairment charge	-253,432	108,744	-144,688
Balance, December 31, 2011	$$2,364,707	$($408,437)	$$1,956,270

During 2009, the vessels Rapallo and Oliva were delivered to the Company for $70,507 and the vessel Paragon was sold for net proceeds of $30,163, resulting in a gain from the sale of $2,432. In addition, during 2009, the sale of vessels La Jolla and Toro were cancelled and a gain on contract cancellation of $15,270 was recognized, while the cancellation of the sale of vessel Lacerta resulting a gain of $6,202 that was recognized during 2011 (Note 16).

During 2010, the vessel Amalfi was delivered at a total cost of $43,448 while the vessels Delray, Iguana and Xanadu were sold for net proceeds of $73,317, resulting in net gain of $10,893. In addition, during 2010, the Company concluded a Memorandum of Agreement for the sale of vessel Primera for $26,500. The vessel was delivered to her new owners at April 4, 2011, realizing a total loss of $622. The Company performed an impairment review on the Primera as of December 31, 2010, to determine whether the change in the circumstances indicated that the carrying amount of the asset may not be recoverable. The Company's review indicated that future undiscounted operating cash flows for the vessel Primera, including revenues from the existing charter through the expected date of sale and the agreed-upon sale price, were below its carrying amount, and accordingly a vessel impairment charge of approximately $3,588 was recognized and reflected in the accompanying consolidated statement of operations for the year ended December 31, 2010.

On March 17, 2011, the Company's vessel Oliva, was ran aground and sank in the South Atlantic ocean. The vessel was declared a total actual loss and the Company has collected all of the insurance proceeds.

On July 1, 2011, and August 24, 2011, the Company concluded Memoranda of Agreement for the sale of the vessels, Conquistador and Toro and on July 15, 2011 for the sale of vessels Brisbane and Samsara. An impairment loss of $106,187 was recognized in the statement of operations. The vessels Conquistador, Brisbane, Samsara and Toro were delivered to their new owners on July 25, 2011, September 6, 2011, August 24, 2011 and October 14, 2011, respectively, realizing a loss of $1,449.

During the second quarter of 2011, the Company concluded a Memorandum of Agreement for the sale of vessel La Jolla for a sale price of $20,200. The Company classified the vessel La Jolla as "held for sale" in the June 30, 2011 consolidated balance sheet, as all criteria required for its classification as "Vessel held for sale" were met and an impairment loss of $5,917 was recognized as a result of the reduction of the vessel's carrying amount to its fair value less cost to sell. The vessel was delivered to her new owners at September 21, 2011 realising a loss of $527.

On February 10, 2012, the Company concluded two Memoranda of Agreement for the sale of vessels Avoca and Padre and one expected to be concluded in March 2012 for the sale of vessel Positano, for a sale price of $118,000 in the aggregate. The Company has not classified the above vessels as "held for sale" in the accompanying consolidated balance sheet, as of December 31, 2011, as all criteria required for their classification as "Vessels held for sale" were not met. An impairment loss of $32,584 in the aggregate, was recognized, as a result of the reduction of the vessels' carrying amount to their fair value. The vessels were delivered to their new owners on February, 22, 2012 and February, 24, 2012 respectively.The vessel Positano is expected to be delivered to her new owners in the second quarter of 2012.

Vessel cost at December 31, 2011 includes $187,000, representing the fair value of OceanFreight's vessels at the acquisition date (Note 8).

Drilling rigs, drillships, machinery and equipment:

	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2009	$1,453,391	($123,750)	$1,329,641
Additions	6,834	—	6,834
Disposals	-18,595	5,104	-13,491
Depreciation	—	-73,651	-73,651
Balance December 31, 2010	$1,441,630	$-192,297	$1,249,333
Additions	3,502,233	-	3,502,233
Disposals	-1,147	381	-766
Depreciation		-162,884	-162,884
Balance December 31, 2011	$$4,942,716	$($354,800)	$$4,587,916

As of December 31, 2011, all of the Company’s vessels and drilling rigs, have been pledged as collateral to secure the bank loans
(Note 10).